Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 7. Derivative Instruments
Interest Rate Derivatives
Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we use interest rate swaps and caps as part of our interest rate risk management strategy. The effective portion of the change in the fair value of the derivative that qualifies as a cash flow hedge is recorded in accumulated other comprehensive income (loss) (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on our variable-rate debt.

We do not use interest rate derivatives for trading or speculative purposes. Derivatives not designated as hedges are not speculative and are used to manage our exposure to interest rate movements and other identified risks but we have elected not to apply hedge accounting. Changes in the fair value of interest rate derivatives not designated in hedging relationships are recorded in other income (expense) within our consolidated statements of operations.
Foreign Currency Hedges
Our objectives in using foreign currency derivatives are to add stability to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar and to manage our exposure to exchange rate movements. To accomplish this objective, we use foreign currency forwards and foreign currency options as part of our exchange rate risk management strategy. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into the forward contract and holding it to maturity, we are locked into a future currency exchange rate in an amount equal to and for the term of the forward contract. A foreign currency option contract is a commitment by the seller of the option to deliver, solely at the option of the buyer, a certain amount of currency at a certain price on a specific date. For derivatives designated as net investment hedges, the changes in the fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated.
The following table summarizes the terms of our derivative financial instruments as of September 30, 2022:

	Notional Amount		Strike	Effective Date	Maturity Date
Interest Rate Derivative:
SOFR Cap	$125,000,000		1.75%	June 1, 2022	June 30, 2023
SOFR Cap	125,000,000		2.00%	June 1, 2022	June 28, 2024
Foreign Currency Forward:
Denominated in CAD	$125,925,000	(1)	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD	126,165,000	(1)	1.2617	April 12, 2022	October 12, 2022 (2)

(1)	Notional amounts shown are denominated in CAD.
(2)
On October 12, 2022, we settled this foreign currency forward, receiving a net settlement of approximately $8.7 million, and simultaneously entered into a new CAD $137.7 million currency forward with a settlement date of October 12, 2023.

On February 10, 2021, we rolled a previously existing CAD $95 million currency forward into a two month CAD $95 million foreign currency forward, with a settlement date of April 12, 2021. On April 12, 2021, we settled this foreign currency forward, paying a net settlement of approximately $4.5 million, and simultaneously entered into a new approximately CAD $125.9 million currency forward with a settlement date of April 12, 2023. On May 6, 2021, we entered into a second currency forward, for approximately CAD $122 million, with a settlement date of April 12, 2022. On April 12, 2022, we settled this foreign currency forward, receiving a net settlement of approximately $3.2 million, and simultaneously entered into a new CAD $126.2 million currency forward with a settlement date of October 12, 2022.
A portion of our gain (loss) from our settled and unsettled foreign currency hedges is recorded net in foreign currency hedge contract gain (loss) in our consolidated statements of comprehensive income (loss), the other portion, a gain of approximately $9.5 million and $3.1 million related to the portion that is not designated for hedge accounting, was recorded in other income (expense) within our consolidated statements of operations for the three months ended September 30, 2022 and 2021, respectively, and a gain of approximately $11.8 million and $3.8 million was recorded for the nine months ended September 30, 2022 and 2021, respectively.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2021:

	Notional Amount		Strike	Effective Date	Maturity Date
Interest Rate Swap:
LIBOR Swap	$235,000,000		1.79%	June 15, 2019	February 15, 2022
Foreign Currency Forward:
Denominated in CAD	$125,925,000	(1)	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD	122,020,000	(1)	1.2202	May 6, 2021	April 12, 2022

(1)	Notional amount shown is denominated in CAD.
The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of September 30, 2022 and December 31, 2021:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	September 30, 2022	December 31, 2021
Interest Rate Derivatives
Accounts payable and accrued liabilities	$—	$490,341
Other assets	6,921,896	—
Foreign Currency Hedges
Other assets	$17,045,378	$4,261,100

Note 8. Derivative Instruments
Interest Rate Derivatives
Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we use interest rate swaps and caps as part of our interest rate risk management strategy. The effective portion of the change in the fair value of the derivative that qualifies as a cash flow hedge is recorded in accumulated other comprehensive income (loss) (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on our variable rate debt.
We do not use interest rate derivatives for trading or speculative purposes. Derivatives not designated as hedges are not speculative and are used to manage our exposure to interest rate movements and other identified risks but we have elected not to apply hedge accounting. Changes in the fair value of interest rate derivatives not designated in hedging relationships are recorded in other income (expense) as income within our consolidated statements of operations.
Foreign Currency Hedges
Our objectives in using foreign currency derivatives are to add stability to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar and to manage our exposure to exchange rate movements. To accomplish this objective, we use foreign currency forwards and foreign currency options as part of our exchange rate risk management strategy. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into the forward contract and holding it to maturity, we are locked into a future currency exchange rate in an amount equal to and for the term of the forward contract. A foreign currency option contract is a commitment by the seller of the option to deliver, solely at the option of the buyer, a certain amount of currency at a certain price on a specific date. For derivatives designated as net investment hedges, the changes in the fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2021:

	Notional Amount		Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Swap:
LIBOR Swap	$235,000,000		1.79%	June 15, 2019	February 15, 2022
Foreign Currency Forwards:
Denominated in CAD	$125,925,000	(1)	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD	122,020,000	(1)	1.2202	May 6, 2021	April 12, 2022

(1)	Notional amounts shown are denominated in CAD.
On February 10, 2020, we settled an existing CAD currency forward, receiving a net settlement of approximately $0.5 million and simultaneously entered into a one year CAD $95 million foreign currency forward. On February 10, 2021, we rolled this currency forward into a two month CAD
$95 million foreign currency forward, with a settlement date of April 12, 2021. On April 12, 2021, we settled this foreign currency forward, paying a net settlement of approximately $4.5 million, and simultaneously entered into a new CAD $125.9 million currency forward with a settlement date of
April 12, 2023. On May 6, 2021, we entered into a second currency forward, for approximately CAD $122 million, with a settlement date of April 12,
2022.
A portion of our gain (loss) from our settled and unsettled foreign currency hedges is recorded net in foreign currency hedge contract gain (loss) in our consolidated statements of comprehensive income (loss), the other portion, a gain of approximately $3.5 million and a loss of approximately $0.8 million related to the portion that is not designated for hedge accounting, is recorded in other income (expense) within our consolidated statements of operations for the years ended December 31, 2021 and 2020, respectively.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2020:

	Notional Amount		Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Swap:
LIBOR Swap	$235,000,000		1.79%	June 15, 2019	February 15, 2022
Interest Rate Cap:
LIBOR Cap	$80,000,000		0.50%	August 3, 2020	August 2, 2021
CDOR Cap	99,300,000	(1)	3.00%	October 11, 2018	October 15, 2021
CDOR Cap	1,000,000	(1)	3.00%	March 28, 2019	October 15, 2021
CDOR Cap	11,700,000	(1)	3.00%	May 28, 2019	October 15, 2021
Foreign Currency Forward:
Denominated in CAD	$95,000,000	(1)	1.334	February 10, 2020	February 10, 2021	(2)

(1)	Notional amount shown is denominated in CAD.
(2)	On February 10, 2021, we rolled this currency forward into a new $95 million CAD currency forward with a strike price of 1.334, and a maturity date of April 12, 2021.
The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2021 and 2020:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	December 31, 2021	December 31, 2020
Interest Rate Swaps
Accounts payable and accrued liabilities	$490,341	$4,379,424
Foreign Currency Hedges
Other assets	$4,261,100	$—
Accounts payable and accrued liabilities	—	3,270,910